Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details)	12 Months Ended
Dec. 31, 2025 shares
Telesat Public Shares [Line Items]
Telesat Public shares	14,730,782
Class A Common Shares [Member]
Telesat Public Shares [Line Items]
Telesat Public shares	4,383,668
Class B Variable Voting Shares [Member]
Telesat Public Shares [Line Items]
Telesat Public shares	10,347,114